LOANS, FINANCING AND DEBENTURES - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS, FINANCING AND DEBENTURES
Beginning of the year	R$ 47,002,033	R$ 47,899,641	R$ 54,841,027
Additions			6,442,950
Interest, charges, Monetary and exchange variations incurred			3,876,246
Interest paid			(2,810,184)
Amortization of principal			(12,365,154)
Transaction costs			598
Transfers			(645)
Write-off			(2,085,197)
End of the year	44,015,645	47,002,033	47,899,641
Financing, Loans and Debentures [Member]
LOANS, FINANCING AND DEBENTURES
Beginning of the year	47,002,033	47,899,641
Additions	4,828,697	9,154,852
Interest, charges, Monetary and exchange variations incurred	2,936,377	5,367,794
Interest paid	(2,545,458)	(2,074,848)
Amortization of principal	(8,429,427)	(12,144,481)
Transaction costs	(13,825)	(22,146)
Transfers	213,129	(173,846)
RGR derecognition	24,119	(1,004,933)
End of the year	R$ 44,015,645	R$ 47,002,033	R$ 47,899,641